Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$640	$676,346
Series A, 5.00%, 09/01/36 (PR 09/01/26)	1,285	1,359,623
Series B, 5.00%, 09/01/26	1,435	1,516,494
Alabama Highway Finance Corp. RB, 5.00%, 08/01/26	200	210,453
Alabama Public School and College Authority RB
5.00%, 05/01/26 (Call 05/01/25)	55	56,366
Series A, 5.00%, 11/01/26	520	552,836
Series B, 5.00%, 01/01/26 (Call 07/01/24)	750	755,767
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	152,125
Black Belt Energy Gas District RB, VRDN,4.00%, 10/01/52 (Put 09/01/26)(a)	300	300,465
City of Huntsville AL GOL, 5.00%, 05/01/26	40	42,015
State of Alabama GO
5.00%, 08/01/26	285	301,096
5.00%, 11/01/26 (Call 02/01/26)	100	104,558
Series C, 5.00%, 08/01/27 (Call 08/01/26)	430	454,642
University of Alabama (The) RB
5.00%, 07/01/26	145	152,567
Series C, 5.00%, 07/01/26	230	242,002
		6,877,355
Arizona — 2.1%
Arizona Board of Regents RB, 5.00%, 07/01/26	75	79,166
Arizona Department of Transportation State Highway
Fund Revenue RB, 5.00%, 07/01/26	305	321,428
Arizona State University RB
5.00%, 07/01/26	130	137,064
Series A, 5.00%, 07/01/26	45	47,499
Arizona Transportation Board RB
5.00%, 07/01/26	135	142,174
Series A, 5.00%, 07/01/26	450	473,914
City of Glendale AZ Water & Sewer Revenue RB, 5.00%, 07/01/26 (Call 07/01/25)	310	318,552
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/26	110	115,925
City of Phoenix AZ GO
4.00%, 07/01/26	235	241,923
5.00%, 07/01/26	865	911,590
5.00%, 07/01/27 (Call 07/01/26)	435	458,914
City of Phoenix Civic Improvement Corp RB, 5.00%, 07/01/26	115	121,332
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/26	345	363,997
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/26	865	912,629
5.00%, 07/01/26 (Call 07/01/25)	170	174,980
5.00%, 07/01/27 (Call 07/01/26)	360	378,568
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	225	236,580
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/26	375	395,198
County of Pima Sewer System Revenue, 5.00%, 07/01/26	470	495,315
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/26	505	526,466
Series A, 5.00%, 01/01/26	1,595	1,662,797
State of Arizona Distribution Revenue RB, 5.50%, 07/01/26 (NPFGC)	40	42,571
Security	Par (000)	Value

Arizona (continued)
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	$130	$136,690
University of Arizona (The) RB
5.00%, 06/01/26	90	94,743
Series A, 4.00%, 06/01/28 (Call 06/01/26)	290	296,779
Series A, 5.00%, 06/01/26 (Call 06/01/25)	165	169,560
		9,256,354

Arkansas — 0.0%
State of Arkansas GO
5.00%, 04/01/26 (Call 10/01/24)	115	116,425
5.00%, 10/01/26 (Call 10/01/24)	20	20,247
		136,672

California — 12.9%
91 Express Lanes Toll Road RB, 5.00%, 08/15/26	245	260,257
Alameda Unified School District-Alameda County/CA GO, 0.00%, 08/01/26 (AGM)(b)	105	97,039
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(b)	55	50,742
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/26	500	532,752
Bay Area Toll Authority RB, 5.00%, 04/01/26	270	284,206
Beverly Hills Unified School District CA GO, 0.00%, 08/01/26(b)	100	93,263
California Health Facilities Financing Authority RB, 5.00%, 11/15/26 (Call 11/15/25)	115	119,453
California Infrastructure & Economic Development Bank RB
4.00%, 10/01/35 (PR 10/01/26)	100	104,066
5.00%, 10/01/26	210	223,924
5.00%, 10/01/26 (Call 04/01/26)	110	116,012
5.00%, 10/01/27 (Call 04/01/26)	260	274,384
5.00%, 10/01/27 (PR 10/01/26)	100	106,630
5.00%, 10/01/28 (Call 04/01/26)	125	132,026
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	175	180,880
5.00%, 04/01/26	300	314,878
5.00%, 08/01/26	190	200,589
5.00%, 09/01/26	75	79,336
5.00%, 10/01/26	385	408,070
Series A, 5.00%, 02/01/26	195	203,742
Series A, 5.00%, 09/01/26 (Call 09/01/24)	290	292,979
Series B, 5.00%, 04/01/26	190	199,422
Series B, 5.00%, 10/01/26 (Call 10/01/24)	190	192,246
Series C, 5.00%, 11/01/27 (Call 11/01/26)	165	175,164
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	258,208
California State University RB
5.00%, 11/01/26	270	288,830
5.00%, 11/01/26 (Call 05/01/26)	210	221,889
Series A, 5.00%, 11/01/26	375	401,152
Series A, 5.00%, 11/01/26 (Call 11/01/25)	255	265,131
Series A, 5.00%, 11/01/28 (Call 05/01/26)	230	242,682
Campbell Union High School District GO, 5.00%, 08/01/27 (Call 08/01/26)	145	154,267
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	80	84,802
City of Long Beach CA Airport System Revenue RB, 5.00%, 06/01/26 (AGM)	355	374,449
City of Los Angeles CA Solid Waste Resources Revenue RB, 5.00%, 02/01/26	150	157,352
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/26	120	126,966

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	$795	$839,448
City of Riverside CA Electric Revenue RB, 5.00%, 10/01/26	125	133,355
City of San Francisco CA Public Utilities Commission
Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	350	374,344
5.00%, 11/01/28 (Call 11/01/26)	240	256,760
Series D, 5.00%, 11/01/26	240	256,539
Contra Costa Transportation Authority Sales Tax Revenue RB
4.00%, 03/01/26 (Call 03/01/25)	205	207,478
5.00%, 03/01/26	80	84,116
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	53,449
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/26	355	375,690
5.00%, 06/01/26 (Call 06/01/25)	110	113,257
East Side Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	310	327,735
El Camino Community College District Foundation (The) GO
5.00%, 08/01/28 (Call 08/01/26)	220	233,574
Series C, 0.00%, 08/01/26(b)	150	139,105
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(b)	50	46,311
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(b)	80	73,971
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(b)	100	92,018
Foothill-De Anza Community College District GO, 0.00%, 08/01/26 (NPFGC)(b)	100	93,171
Grossmont Union High School District GO
0.00%, 08/01/26(b)	725	668,549
0.00%, 08/01/26 (AGM)(b)	90	83,054
Long Beach Community College District GO, 5.00%, 08/01/26	100	106,071
Long Beach Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	215	227,960
Los Angeles Community College District/CA GO
5.00%, 08/01/26	1,915	2,035,090
Series C, 5.00%, 06/01/26	225	238,061
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	70,759
Series I, 4.00%, 08/01/26	205	212,108
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	140	147,720
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/26	1,430	1,516,324
5.00%, 07/01/26 (Call 07/01/25)	140	144,899
5.00%, 06/01/27 (Call 06/01/26)	165	174,242
Series A, 5.00%, 06/01/26	375	396,651
Los Angeles County Public Works Financing Authority RB
5.00%, 12/01/26 (Call 12/01/25)	130	135,928
Series A, 5.00%, 12/01/26 (Call 12/01/24)	130	132,270
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/26	235	249,073
Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power RB
5.00%, 07/01/26	$375	$397,456
5.00%, 07/01/26 (Call 06/01/26)	190	200,994
Series A, 5.00%, 07/01/26	320	339,163
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/26	440	466,349
Series B, 5.00%, 07/01/26 (Call 06/01/26)	295	312,069
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/26	500	530,425
5.00%, 07/01/26 (Call 01/01/26)	445	466,253
Series A, 5.00%, 07/01/26 (Call 07/01/24)	90	90,786
Series B, 5.00%, 07/01/26 (Call 01/01/26)	165	172,880
Los Angeles Unified School District/CA GO
5.00%, 07/01/26	1,050	1,111,609
Series A, 5.00%, 07/01/26	705	746,366
Series B, 5.00%, 07/01/28 (Call 07/01/26)	620	656,665
Series B-1, 5.00%, 07/01/26	155	164,095
Series C, 5.00%, 07/01/26	130	137,628
Series C, 5.00%, 07/01/26 (Call 07/01/24)	795	799,971
Series D, 5.00%, 07/01/26 (Call 07/01/24)	235	236,470
Metropolitan Water District of Southern California RB
5.00%, 10/01/26	175	186,790
Series A, 2.50%, 07/01/26	280	274,942
Series A, 5.00%, 07/01/26	290	307,577
Midpeninsula Regional Open Space District Field Employees Corp. GOL, 5.00%, 09/01/27 (Call 09/01/26)	100	106,608
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	415	442,800
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(b)	190	176,547
Palo Alto Unified School District GO, 0.00%, 08/01/26(b)	335	311,970
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(b)	165	152,682
Port of Los Angeles RB, Series C2, 5.00%, 08/01/26	125	132,714
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (PR 08/01/26)	40	42,424
Riverside County Transportation Commission Sales Tax Revenue, 5.00%, 06/01/26	540	570,213
Riverside County Transportation Commission Sales Tax Revenue RB, 3.00%, 06/01/26 (Call 06/01/24)	820	820,332
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 08/01/26 (Call 08/01/25)	80	82,952
Sacramento Municipal Utility District RB
5.00%, 07/01/26 (Call 07/01/25)	230	237,436
5.00%, 08/15/26	75	79,766
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	100	103,613
San Diego County Regional Transportation Commission, 5.00%, 04/01/26	200	210,610
San Diego County Water Authority RB, 5.00%, 05/01/26 (Call 05/01/25)	100	102,913
San Diego Public Facilities Financing Authority RB, 5.00%, 08/01/26	540	573,593
San Diego Unified School District/CA
5.50%, 07/01/26 (AGM)	335	358,964
5.50%, 07/01/26 (ETM) (AGM)	25	26,667

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/26(b)	$20	$18,631
Series A, 0.00%, 07/01/26 (ETM)(b)	30	27,946
Series R-5, 5.00%, 07/01/26	305	323,264
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	56,840
5.00%, 08/01/26	210	222,749
Series D, 5.00%, 08/01/26 (Call 08/01/25)	65	66,924
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	515	542,555
San Francisco City & County Airport Comm-San Francisco International Airport RB, 5.00%, 05/01/26	115	121,179
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/26	500	533,286
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (PR 09/01/24)	100	101,195
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NATL)(b)	275	254,532
Series B, 0.00%, 09/01/26 (NPFGC)(b)	95	87,929
San Mateo Union High School District GO, 4.00%, 09/01/28 (Call 09/01/26)	925	958,762
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	100	106,428
5.00%, 08/01/28 (Call 08/01/26)	120	127,915
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	160	168,777
Santa Clara Unified School District GO, 5.00%, 07/01/26 (Call 07/01/24)	115	115,928
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/26	185	194,894
Series A, 5.00%, 06/01/26	100	105,805
Santa Monica Community College District GO, 0.00%, 08/01/26(b)	500	460,842
Santa Monica-Malibu Unified School District GO, Series D, 4.00%, 08/01/26 (PR 08/01/25)	40	40,829
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	660	673,576
State of California Department of Water Resources RB
5.00%, 12/01/26	585	626,865
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	80	84,742
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	200	214,075
Series BB, 5.00%, 12/01/26	185	198,239
State of California GO
4.00%, 04/01/26	100	102,657
4.00%, 11/01/26	850	880,370
4.00%, 09/01/27 (Call 09/01/26)	130	134,317
4.00%, 08/01/28 (Call 08/01/26)	80	82,391
4.00%, 09/01/28 (Call 09/01/26)	435	448,467
5.00%, 03/01/26 (Call 03/01/25)	330	337,924
5.00%, 04/01/26	510	534,742
5.00%, 08/01/26	1,370	1,448,055
5.00%, 08/01/26 (Call 08/01/25)	1,230	1,271,829
5.00%, 09/01/26	1,445	1,530,399
5.00%, 10/01/26	1,470	1,560,034
5.00%, 10/01/26 (Call 04/01/26)	630	661,541
5.00%, 11/01/26	1,080	1,148,495
5.00%, 12/01/26	1,015	1,081,603
5.00%, 08/01/27 (Call 08/01/26)	305	322,327
5.00%, 09/01/27 (Call 09/01/26)	185	195,870
Security	Par (000)	Value

California (continued)
5.00%, 08/01/28 (Call 08/01/26)	$410	$433,101
5.00%, 09/01/28 (Call 09/01/26)	1,350	1,428,659
Series B, 5.00%, 08/01/26	150	158,546
Series B, 5.00%, 09/01/26	1,180	1,249,737
Series C, 5.00%, 08/01/27 (Call 08/01/26)	660	697,495
Series C, 5.00%, 08/01/28 (Call 08/01/26)	805	850,357
University of California RB
4.00%, 05/15/26	550	566,335
5.00%, 05/15/26	535	563,820
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	235	236,283
Series AV, 5.00%, 05/15/26	210	221,357
Series AY, 5.00%, 05/15/26	645	679,883
Series I, 5.00%, 05/15/26 (Call 05/15/25)	700	720,656
		55,570,117
Colorado — 0.9%
Board of Governors of Colorado State University System, 5.00%, 03/01/26 (ST HGR ED INTERCEPT PROG)	535	557,978
City & County of Denver CO Airport System Revenue RB, 5.00%, 11/15/26	1,055	1,120,367
City & County of Denver Co. GO, Series A, 5.00%, 08/01/26	70	74,006
City of Colorado Springs CO Utilities System Revenue RB 5.00%, 11/15/26	175	186,085
Series A2, 5.00%, 11/15/26	130	138,235
Colorado Health Facilities Authority, 5.00%, 11/01/26	200	208,198
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	130	132,199
5.00%, 12/01/26 (SAW)	315	335,315
5.00%, 12/01/27 (Call 12/01/26)	220	234,026
5.50%, 12/01/26 (SAW)	195	210,218
E-470 Public Highway Authority RB, 0.00%, 09/01/26 (NPFGC)(b)	250	230,711
University of Colorado RB, Series A-2, 5.00%, 06/01/26	395	414,991
		3,842,329
Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority RB, 2.80%, 07/01/57 (Put 02/03/26)	400	398,083
State of Connecticut GO
4.00%, 03/15/26	260	266,198
4.00%, 05/15/26	185	189,844
4.00%, 06/01/26	205	210,498
5.00%, 04/15/26	170	178,078
5.00%, 06/15/26	550	578,366
5.00%, 06/15/26 (Call 06/15/25)	210	215,963
5.00%, 08/01/26	300	316,422
Series A, 5.00%, 03/15/26	390	407,755
Series A, 5.00%, 04/15/26	1,275	1,335,586
Series B, 4.00%, 06/01/26	100	102,682
Series B, 5.00%, 05/15/26	450	472,288
Series B, 5.00%, 05/15/27 (Call 05/15/26)	220	230,499
Series D, 5.00%, 09/15/26	380	401,950
Series E, 5.00%, 10/15/26	225	238,465
Series F, 5.00%, 09/15/26	230	243,286
State of Connecticut Special Tax Revenue RB 5.00%, 09/01/26 (Call 09/01/24)	165	166,685
Series A, 5.00%, 05/01/26	1,220	1,279,269
Series A, 5.00%, 09/01/27 (Call 09/01/26)	530	558,698

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 09/01/28 (Call 09/01/26)	$240	$252,939
Series B, 5.00%, 09/01/28 (Call 09/01/26)	150	158,087
Series C, 5.00%, 10/01/26	80	84,709
Series D, 5.00%, 11/01/26	425	450,908
		8,737,258
Delaware — 0.9%
Delaware Transportation Authority RB
5.00%, 07/01/26	920	970,216
5.00%, 09/01/26	570	602,078
5.00%, 07/01/27 (Call 07/01/26)	275	290,448
State of Delaware GO
5.00%, 02/01/26	150	156,933
5.00%, 03/01/26	390	408,443
5.00%, 07/01/26	170	179,483
5.00%, 10/01/26	105	111,543
5.00%, 07/01/28 (Call 07/01/26)	260	274,221
Series A, 5.00%, 01/01/26	575	600,318
Series D, 5.00%, 07/01/27 (Call 07/01/26)	360	379,863
		3,973,546
District of Columbia — 1.3%
District of Columbia GO
5.00%, 06/01/26	205	215,565
Series A, 5.00%, 06/01/26 (Call 06/01/25)	355	364,733
Series A, 5.00%, 10/15/26	590	625,942
Series A, 5.00%, 06/01/27 (Call 06/01/26)	175	184,041
Series B, 5.00%, 06/01/26 (Call 06/01/25)	130	133,564
Series D, 5.00%, 06/01/26	85	89,381
Series D, 5.00%, 06/01/27 (Call 12/01/26)	325	345,233
Series D, 5.00%, 06/01/28 (Call 12/01/26)	200	212,226
District of Columbia Income Tax Revenue RB
Series B, 5.00%, 10/01/26	100	105,992
Series C, 5.00%, 05/01/26	75	78,711
Series C, 5.00%, 10/01/26	1,005	1,065,221
District of Columbia RB, 5.00%, 12/01/26	560	595,012
District of Columbia Water & Sewer Authority RB,
5.00%, 10/01/26	365	386,926
Washington Metropolitan Area Transit Authority Dedicated Revenue RB, Series A, 5.00%, 07/15/26	855	901,482
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/26	420	441,414
		5,745,443
Florida — 3.2%
Central Florida Tourism Oversight District GOL 5.00%, 06/01/27 (Call 06/01/26)	300	313,445
Series A, 5.00%, 06/01/26	130	135,531
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	420	430,257
County of Miami-Dade FL GO, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,014,677
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/27 (Call 07/01/26)	315	329,830
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	1,025	1,056,506
Florida Department of Environmental Protection RB
5.00%, 07/01/26	660	693,651
5.00%, 07/01/26 (Call 07/01/25)	635	651,718
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	169,344
Series A, 5.00%, 07/01/27 (Call 07/01/26)	455	477,180
Hillsborough County Aviation Authority RB, 5.00%, 10/01/26	200	211,508
Security	Par (000)	Value

Florida (continued)
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/26	$500	$530,074
Orange County School Board COP, 5.00%, 08/01/26	200	210,453
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/26	155	164,165
Palm Beach County School District, 5.00%, 08/01/26	495	522,097
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/27 (Call 02/01/26)	255	264,911
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	104,416
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27 (Call 07/01/26)	200	209,464
Series B, 5.00%, 07/01/26	150	157,684
Series B, 5.00%, 07/01/27 (Call 07/01/26)	215	225,173
Series C, 5.00%, 07/01/26	200	210,245
State of Florida Department of Transportation RB, 5.00%, 07/01/26	425	448,402
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/26	245	257,961
5.00%, 07/01/26 (Call 07/01/25)	400	411,091
Series C, 5.00%, 07/01/27 (Call 07/01/26)	185	194,460
State of Florida GO
5.00%, 06/01/26	240	252,591
5.00%, 07/01/26	385	406,199
5.00%, 07/01/26 (Call 07/01/25)	175	180,200
5.00%, 06/01/27 (Call 06/01/26)	160	168,044
Series A, 5.00%, 07/01/26	145	152,985
Series B, 5.00%, 06/01/26	170	178,919
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	40,239
Series B, 5.00%, 07/01/26	485	511,705
Series C, 5.00%, 06/01/26	270	284,165
Series C, 5.00%, 06/01/28 (Call 06/01/26)	125	131,313
Series E, 5.00%, 06/01/26 (Call 06/01/25)	305	313,322
State of Florida Lottery Revenue RB
5.00%, 07/01/26	465	489,823
5.00%, 07/01/27 (Call 07/01/26)	145	152,132
Series A, 5.00%, 07/01/26	1,270	1,337,795
		13,993,675
Georgia — 2.1%
Athens-Clarke County GA Unified Government Water & Sewerage Revenue RB, 5.00%, 01/01/26 (Call 01/01/25)	150	152,742
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/26	100	105,266
City of Atlanta GA GO, 5.00%, 12/01/26	875	932,169
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/26	735	780,207
County of Carroll GA GO, 5.00%, 06/01/26	85	89,341
County of Forsyth GA GO
5.00%, 03/01/26 (Call 03/01/25)	40	40,874
5.00%, 03/01/26 (PR 03/01/25)	20	20,431
Forsyth County School District GO, 5.00%, 02/01/27 (Call 02/01/26)	245	256,147
Georgia Ports Authority RB, 5.00%, 07/01/26	210	221,311
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/26	620	651,378
Gwinnett County School District GO, Series B, 5.00%, 08/01/26	540	571,707
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/26	155	163,870

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Henry County School District GO
4.00%, 08/01/26 (SAW)	$150	$154,687
5.00%, 08/01/26 (SAW)	240	253,435
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/26	550	580,020
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	375	397,355
State of Georgia GO
5.00%, 02/01/26 (Call 02/01/25)	105	107,288
Series A, 5.00%, 07/01/26	295	311,244
Series A, 5.00%, 08/01/26	625	660,765
Series A-1, 5.00%, 02/01/26	335	349,952
Series E, 5.00%, 12/01/26	320	341,088
Series E, 5.00%, 12/01/27 (Call 12/01/26)	280	298,663
Series F, 5.00%, 01/01/26	1,420	1,480,359
		8,920,299
Hawaii — 1.5%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/26 (Call 07/01/25)	100	102,717
5.00%, 07/01/27 (Call 07/01/26)	300	315,054
Series A, 5.00%, 07/01/28 (Call 07/01/26)	370	388,390
City & County of Honolulu HI GO
5.00%, 07/01/26	1,030	1,085,478
Series A, 5.00%, 10/01/26 (Call 10/01/25)	260	268,805
Series B, 5.00%, 10/01/26 (Call 10/01/25)	100	103,387
Series D, 5.00%, 09/01/26	165	174,582
County of Hawaii HI GO, Series A, 5.00%, 09/01/27 (Call 03/01/26)	100	104,432
State of Hawaii GO
5.00%, 01/01/26	155	161,294
5.00%, 10/01/26	780	826,066
5.00%, 10/01/26 (Call 10/01/25)	210	217,147
5.00%, 10/01/28 (Call 10/01/26)	100	105,277
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	200	206,806
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	460	485,119
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	175	184,418
Series FH, 5.00%, 10/01/26	125	132,358
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	160	168,611
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	295	310,566
Series FK, 5.00%, 05/01/26	110	115,344
Series FT, 5.00%, 01/01/26	500	520,302
State of Hawaii State Highway Fund RB 5.00%, 01/01/26	240	250,201
Series B, 5.00%, 01/01/27 (Call 07/01/26)	180	189,032
		6,415,386
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	1,040	1,094,514

Illinois — 3.5%
Chicago O’Hare International Airport RB
5.00%, 01/01/26	1,140	1,186,289
Series B, 5.00%, 01/01/26 (Call 01/01/25)	495	501,808
Series D, 5.00%, 01/01/26	245	254,948
Series E, 5.00%, 01/01/26	475	494,287
Illinois Finance Authority RB
4.00%, 07/01/26 (Call 01/01/26)	445	455,124
5.00%, 01/01/26	975	1,014,775
5.00%, 04/01/26	95	99,323
5.00%, 07/01/26	2,545	2,679,637
Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority RB 5.00%, 01/01/26	$1,835	$1,908,812
Series B, 5.00%, 01/01/26	335	348,475
State of Illinois GO
5.00%, 02/01/26	340	351,485
5.00%, 02/01/26 (Call 02/01/24)	100	100,129
5.00%, 03/01/26	130	134,597
5.00%, 05/01/26	700	727,019
5.00%, 10/01/26	400	418,814
5.00%, 06/01/27 (Call 06/01/26)	100	103,714
Series A, 5.00%, 03/01/26	570	590,155
Series A, 5.00%, 10/01/26	790	827,158
Series A, 5.00%, 11/01/26	50	52,438
Series B, 5.00%, 03/01/26	635	657,453
Series B, 5.13%, 09/01/26	150	157,261
Series D, 5.00%, 11/01/26	1,425	1,494,487
State of Illinois Sales Tax Revenue RB 5.00%, 06/15/26	65	67,799
Series A, 4.00%, 06/15/26	290	295,913
		14,921,900
Indiana — 1.5%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/26	510	539,885
Indiana Finance Authority RB
5.00%, 02/01/26	645	673,532
5.00%, 06/01/26 (ETM)	650	683,649
5.00%, 02/01/29 (PR 02/01/26)	260	271,346
Series A, 5.00%, 02/01/26	570	595,214
Series A, 5.00%, 10/01/26	475	502,708
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	101,259
Series C, 5.00%, 06/01/27 (Call 12/01/26)	865	915,534
Series C, 5.00%, 06/01/28 (Call 12/01/26)	155	164,055
Series E, 5.00%, 02/01/26	390	407,251
Series E, 5.00%, 02/01/27 (Call 08/01/26)	100	105,558
Indiana Municipal Power Agency RB
5.00%, 01/01/26	260	270,113
5.00%, 01/01/27 (Call 07/01/26)	175	182,889
Indiana University RB
5.00%, 08/01/26 (Call 08/01/24)	100	100,978
Series A, 5.00%, 06/01/26	125	131,384
Series A, 5.00%, 06/01/27 (Call 06/01/26)	370	387,747
Series A, 5.00%, 06/01/28 (Call 06/01/26)	270	282,639
Purdue University RB, 5.00%, 07/01/26	230	242,002
		6,557,743
Iowa — 0.5%
City of Des Moines IA GO, 5.00%, 06/01/26	910	956,476
Iowa Finance Authority RB
5.00%, 08/01/26	445	469,911
5.00%, 08/01/26 (Call 08/01/25)	150	154,568
State of Iowa RB, 4.00%, 06/01/26	510	523,214
		2,104,169
Kansas — 0.4%
State of Kansas Department of Transportation RB
5.00%, 09/01/26	445	470,157
5.00%, 09/01/26 (Call 09/01/24)	380	384,019
5.00%, 09/01/26 (Call 09/01/25)	965	995,123
		1,849,299
Kentucky — 0.0%
Kentucky Infrastructure Authority RB, Series A, 5.00%, 02/01/26 (Call 02/01/25)	100	102,037

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue RB Series B, 5.00%, 05/01/26	$210	$219,921
Series B, 5.00%, 05/01/26 (Call 05/01/25)	75	76,904
State of Louisiana GO
5.00%, 04/01/26	210	219,511
5.00%, 05/01/26 (Call 05/01/25)	85	87,063
5.00%, 09/01/27 (Call 09/01/26)	330	348,752
Series A, 5.00%, 03/01/26	150	156,504
Series A, 5.00%, 09/01/26	220	232,100
Series B, 5.00%, 08/01/26	880	926,864
State of Louisiana RB
5.00%, 09/01/26	270	284,849
Series A, 5.00%, 09/01/26	1,000	1,054,998
		3,607,466
Maine — 1.0%
Maine Municipal Bond Bank RB
5.00%, 09/01/26	250	263,749
5.00%, 11/01/26	360	382,339
Maine Turnpike Authority RB
5.00%, 07/01/26	1,150	1,211,941
5.00%, 07/01/26 (Call 07/01/25)	705	725,735
State of Maine GO
4.00%, 06/01/26	160	164,291
5.00%, 06/01/26	1,080	1,135,910
Series B, 5.00%, 06/01/26	265	278,718
		4,162,683
Maryland — 3.1%
City of Baltimore MD GO
Series A, 5.00%, 10/15/26	90	95,580
Series B, 5.00%, 10/15/26	145	153,989
City of Baltimore MD RB, 5.00%, 07/01/26	215	225,705
County of Anne Arundel MD GOL
5.00%, 10/01/26	1,245	1,321,914
5.00%, 10/01/26 (Call 10/01/25)	175	181,459
County of Baltimore MD GO
5.00%, 03/01/26	285	298,418
5.00%, 08/01/26 (Call 08/01/25)	80	82,637
County of Charles MD GO
4.00%, 10/01/26	80	82,771
5.00%, 10/01/26	560	594,596
County of Frederick MD GO
5.00%, 02/01/26	155	161,764
5.00%, 08/01/26	370	390,981
County of Howard MD GO
5.00%, 02/15/26	150	156,779
5.00%, 08/15/26	195	206,403
Series A, 5.00%, 08/15/26	500	529,237
Series D, 5.00%, 02/15/26	415	433,755
County of Montgomery MD GO
5.00%, 06/01/26	105	110,582
5.00%, 11/01/26	230	244,713
Series A, 4.00%, 12/01/26 (Call 12/01/24)	60	60,280
Series A, 5.00%, 11/01/26	825	877,774
Series C, 5.00%, 10/01/26	335	355,696
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	295	312,886
County of Prince George’s MD GOL 5.00%, 07/01/26	500	527,652
Series A, 5.00%, 07/15/26	455	480,624
Security	Par (000)	Value

Maryland (continued)
Maryland State Transportation Authority RB, 5.00%, 07/01/26	$125	$131,673
State of Maryland Department of Transportation RB
5.00%, 05/01/26 (Call 05/01/25)	150	154,004
5.00%, 09/01/26	405	428,311
5.00%, 10/01/26	745	789,444
5.00%, 11/01/26 (Call 11/01/24)	145	147,086
5.00%, 12/01/27 (Call 12/01/26)	110	116,712
5.00%, 10/01/28 (Call 10/01/26)	520	551,028
State of Maryland GO
Series A, 5.00%, 03/15/26	530	555,357
Series A, 5.00%, 08/01/26	225	237,931
Series B, 4.00%, 08/01/26	355	366,613
Series B, 5.00%, 08/01/26	990	1,046,897
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	300	315,948
5.00%, 06/01/26 (GTD)	365	384,403
5.00%, 06/15/26 (GTD)	100	105,417
5.00%, 06/01/27 (Call 06/01/26) (GTD)	105	110,330
		13,327,349
Massachusetts — 2.8%
City of Boston MA GO, Series B, 4.00%, 03/01/26	80	82,224
City of Cambridge MA GOL 5.00%, 02/15/26	260	272,911
Series B, 5.00%, 02/15/26	195	204,683
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/26 (Call 06/15/24)	575	579,085
Series A, 5.00%, 06/15/27 (Call 06/15/26)	295	311,282
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	104,851
Series A, 5.00%, 01/01/26	975	1,016,444
Series A, 5.00%, 03/01/26	180	188,363
Series A, 5.00%, 07/01/26	1,300	1,371,269
Series A, 5.00%, 07/01/28 (Call 07/01/26)	120	126,094
Series B, 5.00%, 01/01/26	185	192,864
Series C, 5.00%, 04/01/26	380	398,435
Series C, 5.00%, 05/01/26	450	472,766
Series C, 5.00%, 09/01/26	200	211,820
Series C, 5.25%, 11/01/26 (AGM)	50	53,500
Series D, 5.00%, 07/01/26	210	221,513
Series E, 5.00%, 11/01/26	175	186,099
Series HH, 5.00%, 12/01/26	705	751,261
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	420	442,717
Massachusetts Bay Transportation Authority Assessment Revenue RB, Series A, 4.00%, 07/01/26.	155	159,933
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/26 (PR 07/01/25)	150	154,443
Series A, 5.00%, 07/01/26	620	654,885
Massachusetts Clean Water Trust RB, 5.25%, 08/01/26	230	244,830
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	345	367,039
Massachusetts School Building Authority RB
5.00%, 02/15/26	100	104,499
5.00%, 08/15/26 (Call 08/15/25)	525	542,948
Series A, 5.00%, 11/15/26 (Call 11/15/25)	95	98,822

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts State College Building Authority RB
4.00%, 05/01/26 (Call 05/01/25) (ST HGR ED INTERCEPT PROG)	$325	$329,296
4.00%, 05/01/26 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5	5,062
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/26	255	265,936
Series A, 5.00%, 01/01/26	210	219,006
Massachusetts Water Resources Authority
5.00%, 08/01/26	115	121,724
5.00%, 08/01/26 (ETM)	345	364,313
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 (ETM)	165	174,319
5.00%, 08/01/26 (PR 08/01/24)	115	116,166
Series B, 5.25%, 08/01/26 (AGM)	550	585,462
Series C, 5.00%, 08/01/35 (PR 08/01/26)	215	227,143
University of Massachusetts Building Authority RB
5.00%, 05/01/26	175	183,971
5.00%, 11/01/26	150	159,472
		12,267,450
Michigan — 1.3%
Great Lakes Water Authority Water Supply System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	220	230,129
Series C, 5.00%, 07/01/26	210	220,306
Michigan Finance Authority RB
5.00%, 10/01/26	260	275,304
Series B, 5.00%, 10/01/28 (Call 10/01/26)	585	616,535
Michigan State Building Authority RB
5.00%, 04/15/26	125	130,995
Series I, 5.00%, 04/15/26	110	115,275
Series I, 5.00%, 04/15/26 (Call 10/15/25)	245	253,282
Series I, 5.00%, 04/15/27 (Call 10/15/26)	140	147,912
Michigan State University, 5.00%, 02/15/26	420	438,216
State of Michigan, 5.00%, 05/01/26	335	351,574
State of Michigan RB, 5.00%, 03/15/26	1,660	1,736,270
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/26	565	600,007
University of Michigan RB
5.00%, 04/01/26	185	193,856
Series A, 5.00%, 04/01/26	335	350,460
		5,660,121
Minnesota — 2.0%
County of Hennepin MN, 5.00%, 12/01/27 (Call 12/01/26)	235	248,839
County of Hennepin MN GO
5.00%, 12/01/26	620	661,034
Series A, 5.00%, 12/01/26	150	159,927
Metropolitan Council GO
5.00%, 12/01/26	1,700	1,812,031
Series C, 5.00%, 03/01/26	115	120,367
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/26	100	104,060
Series A, 5.00%, 01/01/26	220	228,933
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	185	193,511
Minnesota Public Facilities Authority State Revolving Fund RB, 4.00%, 03/01/26	510	524,594
Security	Par (000)	Value

Minnesota (continued)
State of Minnesota GO
5.00%, 08/01/26	$745	$787,632
5.00%, 10/01/26	165	175,150
Series B, 4.00%, 08/01/26	420	434,151
Series B, 4.00%, 08/01/26 (Call 08/01/24)	325	325,088
Series D, 5.00%, 08/01/26	380	401,745
Series D, 5.00%, 10/01/26	490	520,141
Series E, 3.00%, 08/01/26	335	335,257
State of Minnesota RB, 5.00%, 03/01/26	855	892,781
University of Minnesota, 5.00%, 12/01/26	455	483,959
		8,409,200
Mississippi — 1.0%
State of Mississippi, 5.00%, 12/01/33 (PR 12/01/26)	1,565	1,665,928
State of Mississippi GO
5.00%, 12/01/26	245	261,146
5.00%, 11/01/32 (PR 11/01/26)	640	679,889
Series A, 5.00%, 10/01/26	690	732,444
Series B, 5.00%, 12/01/29 (PR 12/01/26)	285	303,380
Series C, 5.00%, 10/01/26 (Call 10/01/25)	705	728,575
		4,371,362
Missouri — 1.0%
City of Kansas City MO Sanitary Sewer System Revenue RB, 5.00%, 01/01/26	125	130,266
City of Kansas City MO Water Revenue RB, Series A, 5.00%, 12/01/26	245	260,387
Clayton School District/MO GO, 5.00%, 03/01/26	135	141,049
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	125	130,239
Missouri Highway & Transportation Commission RB
5.00%, 11/01/26	1,345	1,429,933
Series A, 5.00%, 05/01/26	535	562,785
Series A, 5.00%, 05/01/26 (Call 05/01/24)	155	155,715
Missouri State Board of Public Buildings RB
5.00%, 04/01/26	130	135,971
Series A, 4.00%, 04/01/26 (Call 04/01/24)	195	195,155
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	375	385,985
Park Hill School District of Platte County GO, 3.38%, 03/01/37 (PR 03/01/26) (ST AID DIR DEP)	695	703,606
		4,231,091
Nebraska — 0.6%
Nebraska Public Power District RB
5.00%, 01/01/26	595	618,256
5.00%, 01/01/28 (Call 01/01/26)	170	176,523
Omaha Public Power District Nebraska City Station Unit 2 RB, 5.00%, 02/01/26 (Call 02/01/25)	600	611,332
Omaha Public Power District RB, 5.00%, 02/01/26	1,195	1,247,860
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/26	85	89,559
		2,743,530
Nevada — 2.2%
Clark County School District GOL
5.00%, 06/15/26	195	204,599
5.00%, 06/15/26 (AGM)	250	262,306
Series A, 5.00%, 06/15/26	255	267,253
Series E, 5.00%, 06/15/26	135	141,487
Clark County Water Reclamation District, 5.00%, 07/01/26	700	736,864

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark Department of Aviation RB
5.00%, 07/01/26	$365	$384,222
Series A, 5.00%, 07/01/26	755	794,760
County of Clark NV GOL
5.00%, 06/01/26	185	194,577
5.00%, 11/01/26 (PR 11/01/24)	80	81,100
5.00%, 12/01/26	100	106,449
Series B, 5.00%, 11/01/26	530	563,033
Series B, 5.00%, 11/01/27 (Call 11/01/26)	305	323,645
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	355	373,695
County of Clark NV RB
5.00%, 07/01/26	930	977,863
Series A, 5.00%, 07/01/26 (Call 07/01/24)	455	458,202
Las Vegas Valley Water District GOL
5.00%, 06/01/26	50	52,588
5.00%, 09/15/26 (Call 09/15/25)	125	129,089
5.00%, 06/01/27 (Call 06/01/26)	115	120,817
Series A, 5.00%, 06/01/26	350	368,119
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	175	179,223
State of Nevada GOL
5.00%, 05/01/26	1,015	1,065,443
5.00%, 08/01/26	265	279,835
Series A, 4.00%, 08/01/26 (Call 08/01/25)	60	60,820
Series B, 5.00%, 11/01/26 (Call 05/01/25)	215	220,404
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	800	841,145
5.00%, 12/01/27 (Call 06/01/26)	210	220,655
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	140	143,758
		9,551,951
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank, 5.00%, 08/15/26 (ST INTERCEPT)	215	227,518
State of New Hampshire GO, 5.00%, 03/01/26 (Call 03/01/25)	190	194,173
		421,691
New Jersey — 1.9%
County of Union New Jersey GO, 4.00%, 03/01/26	50	51,349
Essex County Improvement Authority RB, 5.50%, 10/01/26 (NPFGC GTD)	150	161,025
Monmouth County Improvement Authority (The) RB, 4.00%, 08/01/26	305	314,902
New Jersey Economic Development Authority, 5.00%, 11/01/26	220	232,214
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	104,688
Series B, 5.00%, 11/01/26 (SAP)	820	865,970
Series PP, 5.00%, 06/15/26 (Call 12/15/24)	150	150,838
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	800	810,757
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/26	365	386,241
New Jersey Transportation Trust Fund Authority RB 5.00%, 06/15/26	460	482,130
Series A, 5.00%, 06/15/26	440	461,143
Series A, 5.00%, 06/15/28 (Call 06/15/26)	1,180	1,231,605
Series AA, 4.25%, 06/15/26 (Call 06/15/25)	200	202,528
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	230	230,988
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	25,565
Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO, Series A, 5.00%, 06/01/26	$2,550	$2,677,284
		8,389,227
New Mexico — 1.0%
New Mexico Finance Authority RB
5.00%, 06/01/26	870	916,047
5.00%, 06/15/26	615	648,086
Series A, 5.00%, 06/15/26	275	289,507
Series A, 5.00%, 06/15/26 (Call 06/15/24)	195	196,303
State of New Mexico GO, 5.00%, 03/01/26	860	899,245
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/26	1,305	1,374,350
		4,323,538
New York — 8.6%
City of New York NY GO
5.00%, 03/01/26	115	120,177
5.00%, 03/01/26 (Call 03/01/24)	225	225,332
5.00%, 08/01/26	1,175	1,239,904
5.00%, 08/01/26 (Call 08/01/24)	175	176,481
5.00%, 08/01/26 (Call 08/01/25)	110	113,252
5.00%, 09/01/26	45	47,579
5.00%, 10/01/26	365	386,968
Series A, 5.00%, 08/01/26	1,360	1,435,122
Series A-1, 5.00%, 08/01/26	630	664,799
Series B-1, 5.00%, 08/01/26	640	675,352
Series C, 5.00%, 08/01/26	895	944,436
Series C, 5.00%, 08/01/26 (Call 02/01/26)	755	787,031
Series C, 5.00%, 08/01/27 (Call 02/01/26)	180	187,458
Series C, 5.00%, 08/01/28 (Call 02/01/26)	165	171,674
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	325	342,178
County of Nassau NY GOL, 5.00%, 04/01/26	145	152,097
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	430	449,955
Long Island Power Authority RB
Series A, 5.00%, 09/01/26	55	58,250
Series B, 5.00%, 09/01/26	205	217,115
Metropolitan Transportation Authority RB
4.00%, 11/15/26	100	103,830
5.00%, 11/15/26	600	633,245
Series B, 5.00%, 11/15/26	720	759,960
Series B-2, 5.00%, 11/15/26	125	133,197
Series C-1, 5.00%, 11/15/26	725	765,157
New York City Municipal Water Finance Authority RB
5.00%, 06/15/26	245	258,676
5.00%, 06/15/26 (PR 06/15/25)	365	375,648
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	140	142,196
Series DD, 5.00%, 06/15/26	830	876,330
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	203,137
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (SAW)	420	443,141
5.00%, 07/15/26 (ETM) (SAW)	285	299,968
5.00%, 07/15/26 (Call 01/15/26) (SAW)	60	62,551
Series S1, 5.00%, 07/15/26 (SAW)	610	643,609
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 08/01/26	1,380	1,457,939
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/26	100	102,694
5.00%, 02/01/26	345	359,645
5.00%, 08/01/26	390	412,026

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 08/01/26 (Call 08/01/24)	$140	$141,178
5.00%, 11/01/26	2,490	2,646,554
5.00%, 08/01/27 (Call 08/01/26)	235	247,131
Series A-1, 5.00%, 11/01/26	360	382,634
Series C, 5.00%, 11/01/26	250	265,718
Series C, 5.00%, 11/01/26 (Call 05/01/24)	145	145,582
Series E1, 4.00%, 02/01/26	195	199,439
New York Power Authority RB, 5.00%, 11/15/26 (AGM)	260	276,758
New York State Dormitory Authority, 5.00%, 10/01/26	195	207,721
New York State Dormitory Authority RB
5.00%, 02/15/26	900	940,934
5.00%, 02/15/26 (ETM)	190	198,101
5.00%, 03/15/26	70	73,305
5.00%, 03/15/26 (ETM)	680	710,302
5.00%, 07/01/26	150	158,584
5.00%, 02/15/28 (Call 08/15/26)	195	204,408
Series A, 5.00%, 02/15/26 (PR 02/15/24)	130	130,089
Series A, 5.00%, 03/15/26	365	382,341
Series A, 5.00%, 03/15/26 (PR 03/15/24)	100	100,229
Series A, 5.00%, 10/01/26	295	314,245
Series A, 5.00%, 03/15/28 (Call 09/15/26)	835	884,104
Series A1, 4.00%, 10/01/26	115	119,434
Series B, 5.00%, 10/01/28 (Call 04/01/26)	130	136,720
Series C, 5.00%, 03/15/26	280	293,421
Series D, 5.00%, 02/15/27 (PR 08/15/26)	525	556,950
Series D, 5.00%, 02/15/28 (PR 08/15/26)	675	716,079
Series E, 5.00%, 03/15/26 (PR 09/15/25)	130	134,565
New York State Environmental Facilities Corp RB, 5.00%, 06/15/26	175	184,768
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	105	105,534
5.00%, 06/15/26	355	374,816
Series D, 5.00%, 09/15/26 (Call 03/15/25)	260	265,664
Series E, 5.00%, 06/15/26	75	79,186
New York State Thruway Authority RB
5.00%, 01/01/26	500	520,485
5.00%, 01/01/27 (Call 01/01/26)	245	255,331
Series A, 5.00%, 01/01/26	125	130,076
Series A, 5.00%, 01/01/28 (Call 01/01/26)	150	156,325
Series A-1, 5.00%, 03/15/26	235	246,045
Series L, 5.00%, 01/01/26	125	130,218
New York State Urban Development Corp RB, 5.00%, 03/15/26	1,165	1,220,303
New York State Urban Development Corp. RB
4.00%, 03/15/26	130	133,477
5.00%, 03/15/26	460	481,911
Series A, 5.00%, 03/15/27 (PR 03/15/26)	335	350,280
Series A, 5.00%, 03/15/28 (PR 03/15/26)	880	921,066
Series E, 5.00%, 03/15/26	190	199,010
Port Authority of New York & New Jersey RB
4.00%, 12/01/26	85	88,084
5.00%, 07/15/26	100	105,510
5.00%, 09/01/26	390	412,748
5.00%, 09/01/26 (Call 09/01/24)	195	196,736
5.00%, 12/01/26	415	441,881
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	190	194,681
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (PR 10/15/24)	295	299,101
State of New York GO, 5.00%, 03/15/26	300	314,796
Triborough Bridge & Tunnel Authority RB 5.00%, 05/15/26	230	242,020
Security	Par (000)	Value

New York (continued)
5.00%, 11/15/26	$705	$749,853
5.00%, 11/15/26 (Call 05/15/26)	445	465,932
Series B, 5.00%, 11/15/26	355	377,586
Series C-1, 5.00%, 11/15/26	390	414,813
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	300	315,791
		37,368,662
North Carolina — 2.0%
City of Charlotte NC GO
5.00%, 06/01/26	375	394,848
Series A, 5.00%, 06/01/26	125	131,616
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/26 (Call 07/01/25)	135	138,935
City of Durham NC Water & Sewer Utility System Revenue RB, 5.00%, 08/01/26	300	317,018
City of Raleigh NC GO, 5.00%, 09/01/26	370	392,057
County of Buncombe NC RB, 5.00%, 06/01/26	80	84,141
County of Forsyth NC GO, 4.00%, 03/01/26	170	174,273
County of Forsyth NC RB, Series A, 4.00%, 04/01/26	105	107,745
County of Mecklenburg NC GO, 5.00%, 03/01/26	260	272,188
County of Orange NC GO, 5.00%, 08/01/26	565	597,472
County of Union NC, 5.00%, 09/01/26	205	217,221
County of Wake NC GO, 5.00%, 03/01/26	575	601,954
County of Wake NC RB
5.00%, 03/01/26	230	240,543
5.00%, 12/01/26	255	271,517
North Carolina Capital Facilities Finance Agency RB, 5.00%, 10/01/26	245	260,071
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	200	207,502
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	150	158,172
Series A, 5.00%, 06/01/26	585	616,234
Series A, 5.00%, 06/01/28 (Call 06/01/26)	165	174,227
Series C, 5.00%, 05/01/26	285	299,610
State of North Carolina RB
5.00%, 03/01/26	1,055	1,102,054
5.00%, 05/01/26	700	734,945
Series A, 5.00%, 05/01/26	515	540,940
Series B, 5.00%, 06/01/26	390	410,460
Town of Cary NC GO, 5.00%, 09/01/26	170	180,134
		8,625,877
Ohio — 2.2%
American Municipal Power Inc. RB, 5.00%, 02/15/26	775	804,866
City of Columbus OH GO
5.00%, 04/01/26	65	68,097
Series 1, 5.00%, 07/01/26	170	179,157
Series A, 4.00%, 08/15/26 (Call 08/15/25)	460	466,982
Series A, 5.00%, 04/01/26	100	104,765
City of Columbus OH GOL
5.00%, 04/01/26	125	130,957
Series 2, 5.00%, 07/01/26	230	242,388
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/26 (Call 12/01/24)	100	101,655
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	100	103,612
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/26	230	241,907
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	145	153,943

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Miami University/Oxford OH RB, 5.00%, 09/01/26	$100	$105,219
Ohio State University (The) RB, 5.00%, 12/01/26	355	377,295
Ohio Water Development Authority RB
5.00%, 06/01/26	490	515,366
5.00%, 12/01/26	260	276,768
5.00%, 12/01/27 (Call 12/01/26)	300	318,508
5.00%, 06/01/28 (Call 12/01/26)	140	148,480
Ohio Water Development Authority Water Pollution
Control Loan Fund RB
5.00%, 06/01/26	1,025	1,078,061
5.00%, 06/01/26 (PR 12/01/25)	310	321,681
5.00%, 12/01/26	220	234,188
State of Ohio, 5.00%, 11/01/26	115	122,168
State of Ohio COP, 5.00%, 09/01/26	310	327,208
State of Ohio GO
5.00%, 05/01/26	215	225,685
5.00%, 06/15/26	440	463,210
5.00%, 09/15/26	380	402,446
Series A, 5.00%, 05/01/26	185	194,194
Series A, 5.00%, 06/15/26	225	236,869
Series B, 4.00%, 09/01/26 (Call 03/01/24)	100	100,061
Series C, 5.00%, 08/01/26	245	258,715
Series S, 5.00%, 05/01/26	365	383,140
Series S, 5.00%, 05/01/28 (Call 05/01/26)	120	125,659
Series U, 5.00%, 05/01/26	605	635,067
State of Ohio RB, Series B, 5.00%, 10/01/26	110	116,329
		9,564,646
Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	410	429,613
Series A, 5.00%, 06/01/28 (Call 12/01/26)	150	158,512
Oklahoma State University RB, 5.00%, 09/01/26	250	263,877
Oklahoma Turnpike Authority RB, 5.00%, 01/01/26	685	714,640
Oklahoma Water Resources Board RB
5.00%, 04/01/26	220	230,436
5.00%, 04/01/27 (Call 04/01/26)	175	182,990
		1,980,068
Oregon — 2.3%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	195	205,516
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/26	495	517,589
5.00%, 05/01/26	380	399,310
Series A, 5.00%, 05/01/27 (Call 05/01/26)	225	235,988
Series B, 5.00%, 10/01/26 (Call 10/01/24)	145	146,941
City of Portland OR Water System Revenue RB
5.00%, 04/01/26	200	209,531
5.00%, 05/01/26	100	105,082
City of Portland Sewer System Revenue, 5.00%, 03/01/26	220	230,040
County of Multnomah OR GOL, 5.00%, 06/01/26	220	231,644
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/26 (GTD)	1,195	1,258,037
Oregon State Lottery RB
5.00%, 04/01/26 (Call 04/01/24)	325	325,858
Series C, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,075	1,099,653
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	210	214,816
Portland Community College District GO
5.00%, 06/15/26	235	247,230
5.00%, 06/15/28 (Call 06/15/26)	245	257,621
Security	Par (000)	Value

Oregon (continued)
Salem-Keizer School District No. 24J GO
5.00%, 06/15/26	$310	$326,353
Series B, 5.00%, 06/15/26 (GTD)	705	742,190
State of Oregon, 5.00%, 06/01/26	165	173,733
State of Oregon Department of Transportation RB
5.00%, 11/15/26	280	297,736
Series B, 5.00%, 11/15/26	180	191,402
State of Oregon GO
5.00%, 05/01/26	775	814,382
5.00%, 08/01/26	1,055	1,115,371
5.00%, 08/01/26 (Call 08/01/25)	130	134,036
Series C, 5.00%, 06/01/26	165	173,733
Series O, 5.00%, 08/01/26 (PR 08/01/25)	70	72,252
		9,726,044
Pennsylvania — 3.1%
City of Philadelphia PA GO
5.00%, 08/01/26	150	157,507
Series A, 5.00%, 08/01/26	560	588,025
Commonwealth Financing Authority RB, 5.00%,
06/01/26 (Call 06/01/25)	300	307,380
Commonwealth of Pennsylvania GO
5.00%, 02/01/26	1,165	1,215,377
5.00%, 03/01/26	590	616,558
5.00%, 07/15/26	255	268,801
5.00%, 10/01/26	165	174,800
First Series, 5.00%, 01/01/26	240	249,882
First Series, 5.00%, 03/15/26 (Call 03/15/25)	445	454,409
First Series, 5.00%, 09/15/26	890	941,873
First Series, 5.00%, 09/15/27 (Call 09/15/26)	255	268,605
First Series 2020, 5.00%, 05/01/26	105	110,148
Second Series, 5.00%, 09/15/26	490	518,560
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	670	705,574
County of Bucks PA GO, 5.00%, 06/01/26	400	421,171
County of Chester PA GO, Series A, 4.00%, 07/15/27 (Call 07/15/26)	280	289,187
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	315	327,970
Lower Merion School District GOL, 5.00%, 11/15/26 (SAW)	65	69,171
Pennsylvania State University (The) RB
5.00%, 03/01/26	670	701,962
5.00%, 09/01/26	660	698,836
Pennsylvania Turnpike Commission RB
5.00%, 06/01/26	855	893,734
5.00%, 12/01/26	1,340	1,419,823
5.00%, 12/01/26 (Call 06/01/26)	435	453,865
Series A 1, 5.00%, 12/01/26	150	159,378
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	265	271,411
Series A-2, 5.00%, 12/01/26	380	403,758
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	100	104,888
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	720	737,502
		13,530,155
Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	205	215,235
Rhode Island Health and Educational Building Corp. RB, 5.00%, 09/01/26	180	190,777

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/26	$315	$334,042
5.00%, 10/01/26 (Call 10/01/25)	635	658,570
State of Rhode Island GO
5.00%, 01/15/26	720	751,320
5.00%, 05/01/26	820	860,569
		3,010,513
South Carolina — 0.7%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/26	235	244,989
County of Charleston SC GO, 5.00%, 11/01/26 (SAW)	165	175,510
Greenville County School District RB, 5.00%, 12/01/26	1,000	1,063,646
Horry County School District/SC GO, 5.00%, 03/01/26 (Call 03/01/25) (SCSDE)	655	669,318
South Carolina Public Service Authority RB, 5.00%, 12/01/26	200	209,605
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/26	160	169,376
State of South Carolina, 5.00%, 04/01/26 (SAW)	615	645,101
		3,177,545
Tennessee — 2.0%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	230	242,223
City of Memphis TN GO
5.00%, 06/01/26	100	105,246
5.00%, 12/01/26	100	106,534
Series A, 5.00%, 04/01/26 (Call 04/01/25)	710	727,197
County of Blount TN Go, Series B, 5.00%, 06/01/26	185	194,620
County of Blount TN GO
5.00%, 06/01/28 (Call 06/01/26)	490	514,557
Series B, 5.00%, 06/01/27 (Call 06/01/26)	160	167,790
County of Montgomery TN GO, 5.00%, 04/01/26	300	314,360
County of Shelby TN GO, 5.00%, 04/01/26	440	461,156
County of Williamson TN, 5.00%, 04/01/26	165	173,076
County of Williamson TN GO, 5.00%, 04/01/26	130	136,363
County of Wilson TN, 5.00%, 04/01/26	190	199,095
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	670	703,946
Metropolitan Government of Nashville & Davidson
County TN GO
4.00%, 01/01/28 (Call 07/01/26)	250	255,610
5.00%, 01/01/26	270	281,374
5.00%, 07/01/26 (Call 07/01/25)	150	154,372
5.00%, 01/01/27 (Call 07/01/26)	245	257,152
Series C, 5.00%, 01/01/26	255	265,742
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/26	175	184,426
Series B, 5.00%, 07/01/26	465	490,046
State of Tennessee GO
5.00%, 08/01/26	260	274,684
Series A, 5.00%, 08/01/26	165	174,319
Series A, 5.00%, 11/01/26	60	63,772
Series A, 5.00%, 08/01/27 (Call 08/01/26)	110	116,441
Series A, 5.00%, 08/01/28 (Call 08/01/26)	225	238,517
Series B, 5.00%, 08/01/27 (Call 08/01/26)	520	550,447
Tennessee State School Bond Authority, 5.00%, 11/01/26 (ST INTERCEPT)	280	297,298
Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority RB
5.00%, 11/01/26 (ST INTERCEPT)	$450	$477,801
Series B, 5.00%, 11/01/26	560	594,597
		8,722,761
Texas — 10.7%
Alamo Community College District GOL, 5.00%, 02/15/26	755	788,508
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	90	93,813
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	120	125,059
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	104,475
Alvin Independent School District/TX GO, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	305	317,911
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/26 (Call 08/01/25)	65	66,818
Austin Independent School District GO
5.00%, 08/01/26	150	158,397
5.00%, 08/01/26 (PSF)	1,015	1,071,569
5.00%, 08/01/28 (Call 08/01/26) (PSF)	95	99,296
Series C, 5.00%, 08/01/26	450	475,192
Board of Regents of the University of Texas System, Series C, 5.00%, 08/15/26	415	438,011
Board of Regents of the University of Texas System RB
5.00%, 08/15/26 (Call 08/15/24)	175	176,890
5.00%, 08/15/27 (Call 08/15/26)	235	248,940
5.00%, 08/15/28 (Call 08/15/26)	120	126,393
Series J, 5.00%, 08/15/26	865	912,963
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26 (Call 11/15/25)	200	206,380
City of Austin TX GOL
5.00%, 09/01/26	445	470,956
5.00%, 09/01/26 (Call 09/01/25)	265	273,306
5.00%, 09/01/28 (Call 09/01/26)	250	263,130
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	900	955,513
City of Carrollton TX GOL, 5.00%, 08/15/26	195	206,156
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/26	100	106,045
Series A, 5.00%, 10/01/27 (Call 10/01/26)	170	179,209
City of Fort Worth TX GOL, 5.00%, 03/01/26	155	161,721
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/26 (Call 02/15/25)	165	168,095
Series A, 5.00%, 02/15/26	470	491,145
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/26	180	188,834
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/26	135	143,402
Series B, 5.00%, 11/15/28 (Call 11/15/26)	100	105,139
Series C, 5.00%, 05/15/26 (Call 05/15/24)	1,020	1,024,744
Series D, 5.00%, 11/15/26 (Call 11/15/24)	60	60,809
City of Houston TX GOL, Series A, 5.00%, 03/01/26 (Call 03/01/24)	115	115,164
City of Plano TX GOL, 5.00%, 09/01/26	35	37,024
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26	100	104,324
5.00%, 02/01/26 (Call 02/01/24)	225	225,000

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 02/01/26	$360	$375,567
City of San Antonio TX GOL
5.00%, 02/01/26	235	245,162
5.00%, 02/01/26 (Call 02/01/25)	200	204,035
5.00%, 08/01/26	615	649,734
Clear Creek Independent School District GO
5.00%, 02/15/26 (PSF)	450	469,699
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	61,168
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF)	70	70,043
Conroe Independent School District GO, 5.00%, 02/15/26 (PSF)	980	1,022,900
County of Bexar TX GOL
5.00%, 06/15/26	455	478,680
5.00%, 06/15/26 (PR 06/15/24)	90	90,586
5.00%, 06/15/29 (PR 06/15/26)	250	261,685
5.00%, 06/15/32 (PR 06/15/26)	245	256,452
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28 (Call 03/01/26)	120	125,095
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	127,159
County of Harris TX GOL, 5.00%, 10/01/26	170	180,142
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	695	714,234
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	75	77,062
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/26	100	104,378
5.00%, 02/15/26 (PSF)	955	996,806
5.00%, 02/15/27 (Call 02/15/26) (PSF)	965	1,008,579
Dallas Area Rapid Transit RB
5.00%, 12/01/26	350	372,769
Series A, 5.00%, 12/01/26 (PR 12/01/24)	60	60,900
Dallas College GO, 5.00%, 02/15/26	160	167,036
Dallas Fort Worth International Airport RB
5.00%, 11/01/26	160	169,100
Series A, 5.00%, 11/01/26	220	232,513
Dallas Independent School District GO, 5.00%, 02/15/26 (PSF)	690	720,763
Denton Independent School District GO, 5.00%, 08/15/27 (Call 02/15/26) (PSF)	295	307,547
Fort Bend Independent School District GO, 5.00%, 02/15/26 (PSF)	140	146,100
Houston Independent School District GOL, 5.00%, 02/15/26 (PSF)	125	130,421
Keller Independent School District/TX GO
5.00%, 02/15/26 (Call 02/15/25) (PSF)	80	81,541
5.00%, 02/15/26 (PR 02/15/25) (PSF)	70	71,401
Klein Independent School District GO
5.00%, 02/01/26 (PSF)	125	130,331
5.00%, 08/01/26 (PSF)	340	358,696
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	104,253
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	195	205,046
Series C, 5.00%, 08/15/26 (PSF)	435	459,339
Lewisville Independent School District GO
4.00%, 08/15/26 (Call 08/15/25) (PSF)	280	283,534
5.00%, 08/15/26 (PSF)	140	147,587
5.00%, 08/15/26 (Call 08/15/25) (PSF)	145	149,209
Lone Star College System GOL
5.00%, 02/15/26	230	240,441
5.00%, 02/15/28 (Call 02/15/26)	395	411,163
Security	Par (000)	Value

Texas (continued)
Lower Colorado River Authority RB
5.00%, 05/15/26	$245	$256,302
5.00%, 05/15/26 (Call 05/15/24)	140	140,474
Series B, 5.00%, 05/15/26 (Call 05/15/25)	190	193,637
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	150	156,566
Metropolitan Transit Authority of Harris County Sales &
Use Tax Revenue RB
5.00%, 11/01/26	285	301,985
5.00%, 11/01/27 (Call 11/01/26)	230	242,217
5.00%, 11/01/28 (Call 11/01/26)	215	226,420
Series B, 5.00%, 11/01/26 (Call 11/01/25)	270	278,606
North East Independent School District/TX GO, 4.00%, 08/01/27 (Call 08/01/26) (PSF)	150	153,474
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	200	208,948
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys RB, 5.00%, 06/01/26	125	131,529
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/26	330	349,333
North Texas Tollway Authority RB
5.00%, 01/01/26	290	301,005
5.00%, 01/01/26 (Call 01/01/25)	295	299,383
5.00%, 01/01/28 (Call 01/01/26)	310	321,061
Series A, 5.00%, 01/01/26	95	98,641
Series A, 5.00%, 01/01/27 (Call 01/01/26)	130	135,348
Series A, 5.00%, 01/01/28 (Call 01/01/26)	445	463,069
Series B, 5.00%, 01/01/26 (Call 01/01/25)	885	899,250
Series B, 5.00%, 01/01/27 (Call 01/01/26)	210	217,410
Northside Independent School District GO
4.00%, 08/15/26 (PSF)	190	195,251
5.00%, 08/01/26	195	205,578
5.00%, 08/15/26	155	163,556
5.00%, 08/15/26 (PSF)	210	221,591
Northside Independent School District RB, 5.00%, 08/15/26 (Call 08/15/25)	130	133,734
Northwest Independent School District GO, 5.00%, 02/15/29 (PR 02/15/26) (PSF)	230	239,992
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/26 (Call 07/01/25)	100	102,663
Series A, 5.50%, 07/01/26 (Call 07/01/25)	300	310,048
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/26 (Call 07/01/25)	440	453,755
Plano Independent School District GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	156,077
Round Rock Independent School District GO
5.00%, 08/01/26	415	437,615
5.00%, 08/01/26 (PSF)	465	490,916
San Antonio Independent School District/TX GO, 5.00%, 08/15/26 (PSF)	280	295,596
San Antonio Water System, 5.00%, 05/15/27 (Call 11/15/26)	190	200,544
San Antonio Water System RB, 5.00%, 05/15/26	120	125,889
San Jacinto Community College District, 5.00%, 02/15/26 (Call 02/15/25)	185	188,259
Spring Branch Independent School District GO, 5.00%, 02/01/26 (PSF)	170	177,284
Spring Independent School District GO, 5.00%, 08/15/26 (PSF)	205	216,264

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas GO
5.00%, 04/01/26	$630	$659,886
5.00%, 08/01/26	135	142,524
5.00%, 10/01/26	625	662,451
Series A, 5.00%, 04/01/27 (Call 04/01/26)	20	20,892
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	360	378,583
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	102,986
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 11/15/52 (Put 11/15/25)	500	517,378
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	155	159,159
4.00%, 05/15/28 (Call 05/15/26)	300	306,930
5.00%, 05/15/26	115	120,722
Series C, 5.00%, 05/15/26	1,020	1,070,752
Series E, 4.00%, 05/15/27 (Call 05/15/26)	180	184,427
Texas State Technical College RB, 5.00%, 08/01/26 (AGM)	300	314,718
Texas State University System RB, Series A, 5.00%, 03/15/26	1,500	1,567,656
Texas Tech University System RB, 5.00%, 02/15/26 (Call 02/15/25)	695	708,964
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	270	283,868
First Series, 5.00%, 10/01/26	1,705	1,804,459
Series A, 5.00%, 10/01/26	555	587,375
Texas Water Development Board RB
5.00%, 04/15/26	920	962,712
5.00%, 04/15/26 (Call 10/15/25)	255	262,985
5.00%, 08/01/26	500	526,751
Series A, 5.00%, 10/15/26	320	338,721
Series B, 5.00%, 04/15/26	265	277,303
Series B, 5.00%, 10/15/26	470	497,496
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/26	890	939,381
		46,247,536
Utah — 1.5%
Alpine School District/UT GO
5.00%, 03/15/26	205	214,635
5.00%, 03/15/26 (GTD)	785	821,894
Central Utah Water Conservancy District, 5.00%, 04/01/26	760	796,217
County of Salt Lake UT Excise Tax Revenue RB, 5.00%, 08/15/26	140	148,151
County of Salt Lake UT Option Sales & Use Tax Revenue RB, 5.00%, 02/01/26	125	130,579
Intermountain Power Agency RB
5.00%, 07/01/26	600	632,317
Series A, 5.00%, 07/01/26	145	152,810
Metropolitan Water District of Salt Lake & Sandy, 5.00%, 07/01/26 (Call 01/01/26)	350	364,010
Park City School District GO, 5.00%, 02/01/26 (GTD)	100	104,463
Provo School District GO, 5.00%, 06/15/26 (Call 12/15/25) (GTD)	55	57,085
State of Utah GO
5.00%, 07/01/26	1,135	1,196,132
Series B, 5.00%, 07/01/26	640	674,472
University of Utah (The) RB
5.00%, 08/01/26	695	735,463
5.00%, 08/01/28 (Call 08/01/26)	255	269,109
Series B-1, 5.00%, 08/01/26 (SAP)	160	169,315
Security	Par (000)	Value

Utah (continued)
Utah Transit Authority RB
5.00%, 06/15/26 (Call 06/15/25)	$115	$118,172
Series A, 5.00%, 06/15/26 (PR 06/15/25)	65	66,808
		6,651,632
Vermont — 0.0%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	105	111,712

Virginia — 3.6%
City of Alexandria VA GO, 5.00%, 07/01/26 (SAW)	110	115,978
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	126,807
City of Falls Church VA GO, Series B, 5.00%, 07/15/27 (Call 07/15/26)	175	184,319
City of Newport News VA GO, Series A, 4.00%, 08/01/26	210	216,407
City of Norfolk VA GO, Series B, 4.00%, 10/01/28 (Call 10/01/26)	185	191,135
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	190	198,710
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	275	287,119
City of Suffolk VA GO
5.00%, 02/01/26	85	88,794
5.00%, 02/01/26 (PR 02/01/25) (SAW)	225	229,451
Commonwealth of Virginia, 5.00%, 06/01/26	125	131,529
Commonwealth of Virginia GO, 5.00%, 06/01/26	80	84,178
County of Arlington VA GO
5.00%, 08/15/26	230	243,391
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	169,090
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	192,828
County of Fairfax VA GO
5.00%, 10/01/35 (PR 04/01/26) (SAW)	135	141,433
Series A, 4.00%, 10/01/26	195	201,805
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	185	189,970
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/26	375	395,936
County of Henrico VA GO
5.00%, 08/01/26	255	269,528
5.00%, 08/01/26 (SAW)	105	110,982
County of Loudoun VA GO
5.00%, 12/01/26 (SAW)	525	559,302
Series A, 5.00%, 12/01/26	165	175,780
Series A, 5.00%, 12/01/26 (Call 12/01/25)	195	203,143
Hampton Roads Sanitation District RB
5.00%, 08/01/27 (Call 08/01/26)	210	222,037
Series A, 5.00%, 08/01/37 (PR 08/01/26)	1,550	1,632,928
Prince William County Industrial Development Authority RB, 5.00%, 10/01/26	200	212,037
Virginia College Building Authority RB 5.00%, 02/01/26	1,495	1,564,996
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	15	15,833
Series A, 5.00%, 02/01/26	185	193,662
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	330	348,076
Series B, 5.00%, 09/01/26 (Call 09/01/25)	255	263,640
Series E, 5.00%, 02/01/26	205	214,598
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	100,589
5.00%, 09/15/26	280	296,611

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
5.00%, 09/15/27 (Call 09/15/26)	$315	$333,360
Series A, 5.00%, 05/15/26	360	378,321
Virginia Public Building Authority RB
5.00%, 08/01/26	140	147,942
5.00%, 08/01/27 (Call 08/01/26)	500	528,162
Series A, 5.00%, 08/01/26	655	692,156
Series B, 5.00%, 08/01/26	215	227,196
Series C, 4.00%, 08/01/26 (Call 08/01/24)	150	150,868
Virginia Public School Authority, 5.00%, 08/01/26	175	184,884
Virginia Public School Authority RB
5.00%, 04/15/26	120	125,886
5.00%, 08/01/26	115	121,495
5.00%, 08/01/26 (SAW)	355	375,050
5.00%, 08/01/26 (ST INTERCEPT)	110	116,213
5.00%, 08/01/26 (Call 08/01/25) (SAW)	270	277,862
Series B, 5.00%, 08/01/26	410	433,156
Virginia Resources Authority RB
5.00%, 11/01/26	650	691,046
5.00%, 11/01/26 (Call 11/01/25)	215	222,596
5.00%, 11/01/27 (Call 11/01/26)	275	292,075
Series A, 5.00%, 11/01/26	490	520,942
		15,591,832
Washington — 4.5%
Cascade Water Alliance, 5.00%, 09/01/26	325	343,874
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/26	345	366,503
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	70	72,562
City of Seattle Municipal Light & Power Revenue, 5.00%, 02/01/26	490	511,091
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/26	230	242,388
City of Seattle WA GOL
4.00%, 09/01/26	340	351,320
4.00%, 04/01/28 (Call 04/01/26)	80	82,043
Series A, 5.00%, 06/01/26 (Call 06/01/25)	285	292,550
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 10/01/27 (Call 10/01/26)	110	113,179
Series B, 5.00%, 04/01/26	355	371,688
Series B, 5.00%, 04/01/27 (Call 04/01/26)	260	272,187
Series B, 5.00%, 04/01/28 (Call 04/01/26)	230	240,781
Series C, 5.00%, 09/01/26	240	253,753
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/26	260	274,555
City of Spokane WA GO, 5.00%, 12/01/26	160	170,228
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/26 (GTD)	200	212,617
County of King WA GOL
5.00%, 06/01/26	170	178,998
5.00%, 07/01/26	100	105,506
5.00%, 07/01/26 (Call 01/01/25)	285	290,190
County of King WA Sewer Revenue RB
5.00%, 07/01/26	315	331,967
Series B, 5.00%, 07/01/26	580	611,240
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	110	116,004
County of Snohomish WA GOL, 5.00%, 12/01/26	215	228,684
County of Spokane WA GOL, 5.00%, 12/01/26	60	63,819
Energy Northwest RB
5.00%, 07/01/26 (Call 07/01/25)	905	930,998
Series A, 5.00%, 07/01/26	1,935	2,039,222
Series A, 5.00%, 07/01/27 (Call 07/01/26)	175	184,242
Security	Par (000)	Value

Washington (continued)
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	$915	$920,910
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/26 (Call 06/01/26) (GTD)	475	487,764
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/26 (Call 12/01/25) (GTD)	210	217,890
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/26 (Call 12/01/24)	735	747,044
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	100	106,141
Port of Seattle WA RB
5.00%, 02/01/26	555	575,928
5.00%, 06/01/26	140	146,439
5.00%, 08/01/26	455	477,658
State of Washington, 5.00%, 07/01/26	610	642,856
State of Washington GO
0.00%, 06/01/26 (AMBAC)(b)	100	93,035
4.00%, 06/01/26	240	246,765
5.00%, 01/01/26	225	234,521
5.00%, 02/01/26	290	302,885
5.00%, 07/01/26 (Call 01/01/25)	125	127,333
5.00%, 07/01/26 (Call 01/01/26)	655	680,618
5.00%, 08/01/26	1,045	1,103,501
5.00%, 08/01/26 (Call 08/01/24)	100	100,870
5.00%, 08/01/26 (Call 08/01/25)	200	205,972
5.00%, 08/01/27 (Call 08/01/26)	155	163,001
Series 2020-A, 5.00%, 08/01/26	420	443,512
Series B, 5.00%, 02/01/26 (Call 02/01/25)	685	698,498
Series B, 5.00%, 08/01/28 (Call 08/01/26)	285	300,205
Series C, 5.00%, 02/01/26	190	198,442
Series R, 5.00%, 08/01/27 (Call 08/01/26)	45	47,323
Series R, 5.00%, 08/01/28 (Call 08/01/26)	295	310,446
Series R-2018-C, 5.00%, 08/01/26	105	110,878
Series-R-2020D, 5.00%, 07/01/26	155	163,349
University of Washington RB
5.00%, 12/01/26 (Call 12/01/25)	180	186,665
Series A, 5.00%, 12/01/26	225	239,447
		19,532,085
West Virginia — 0.4%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	145	146,182
State of West Virginia GO
5.00%, 06/01/26	410	430,750
5.00%, 12/01/26	270	287,033
Series A, 0.00%, 11/01/26 (NPFGC)(b)	255	235,149
Series B, 5.00%, 12/01/26	210	223,248
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	315	331,600
West Virginia Parkways Authority RB, 5.00%, 06/01/26	155	162,415
		1,816,377
Wisconsin — 2.2%
State of Wisconsin Environmental Improvement Fund Revenue RB
5.00%, 06/01/26	230	242,013
5.00%, 06/01/26 (Call 06/01/25)	700	718,452
Series A, 5.00%, 06/01/26	720	757,606
State of Wisconsin GO
4.00%, 05/01/26 (Call 05/01/24)	150	150,382
5.00%, 05/01/26	100	105,082
5.00%, 11/01/26	720	765,860
5.00%, 11/01/26 (Call 05/01/26)	135	141,231

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	$480	$486,770
Series 1, 5.00%, 05/01/26	175	183,893
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	795	814,685
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	190	195,202
Series 2, 5.00%, 11/01/26	605	643,535
Series 3, 5.00%, 11/01/26	115	122,325
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	505	512,487
State of Wisconsin RB
Series A, 5.00%, 05/01/26	960	1,007,710
Series B, 5.00%, 05/01/28 (PR 05/01/26)	245	257,176
Wisconsin Department of Transportation RB
5.00%, 07/01/26	455	479,726
5.00%, 07/01/26 (Call 07/01/24)	350	352,694
5.00%, 07/01/27 (Call 07/01/26)	300	314,613
5.00%, 07/01/28 (Call 07/01/26)	145	151,994
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	420	431,655
Series 2, 5.00%, 07/01/26	415	437,552
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	35,201
		9,307,844
Total Long-Term Investments — 98.5%
(Cost: $430,825,766)		426,530,044

Security	Shares	Value
Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds: MuniCash, 4.09%(c)(d)	6,393,252	$6,393,892

Total Short-Term Securities — 1.5%
(Cost: $6,393,842)		6,393,892

Total Investments — 100.0%
(Cost: $437,219,608)		432,923,936

Liabilities in Excess of Other Assets — (0.0)%		(211,756)

Net Assets — 100.0%		$432,712,180

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$550,785	$5,842,682	(a)	$—	$389	$36	$6,393,892	6,393,252	$18,383	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$426,530,044	$—	$426,530,044
Short-Term Securities
Money Market Funds	6,393,892	—	—	6,393,892
	$6,393,892	$426,530,044	$—	$432,923,936

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCSDE	South Carolina State Department of Education
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation